Peachtree Alternative Strategies Fund
Schedule of Investments
July 31, 2025 (Unaudited)

										Next
							Initial			Available
			% of				Acquisition		Redemption	Redemption
Portfolio Funds*		Shares	Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1			4.7%		$ 6,465,009	$ 11,735,281	1/1/2021	(3)	Monthly	8/31/2025
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84			0.0%	(4)	86,437	58,167	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series			0.0%		-	32,515	1/3/2017	(3)	Quarterly	9/30/2025	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18			1.0%		1,753,405	2,473,759	1/3/2017	(3)	Quarterly	9/30/2025	(6)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B			5.1%		9,418,235	12,710,916	8/1/2022	(3)	Quarterly	9/30/2025	(7)
TPG Public Equity Partners-A, L.P.			0.3%		394,930	699,868	1/3/2017	(3)	Quarterly	9/30/2025	(6)
Dove Feeder SPV Ltd.			2.1%		5,222,975	5,113,564	1/4/2017	(2)	N/A	(5)
Total Equity			11.1%		$ 23,340,991	$ 32,824,070

Fixed Income:			0.0%	(4)	$ 28,299	$ 57,651	3/1/2019	(3)	N/A	(5)
Anchorage Capital Partners Offshore Ltd., Series K			4.9%		9,973,826	12,269,013	10/1/2022	(3)	Quarterly	9/30/2025	(6)(8)
Capula Global Relative Value Fund Ltd., Class H			4.4%		9,658,756	10,979,284	3/1/2017	(3)	Quarterly	9/30/2025
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1			4.2%		7,427,322	10,458,214	1/3/2017	(3)	Quarterly	9/30/2025	(6)
King Street Capital Offshore Ltd., Class A, Series 1			0.4%		856,329	882,694	1/3/2017	(3)	N/A	(5)
King Street Capital Offshore Ltd., Class S, Multiple Series			4.9%		7,208,422	12,232,024	7/1/2017	(3)	Semi-Annual	12/31/2025	(9)
PIMCO Tactical Opportunities Fund, L.P., Class A			18.8%		$ 35,152,954	$ 46,878,880
Total Fixed Income

Multi-Strategy:			4.8%		$ 10,937,236	$ 11,981,433	3/1/2022	(3)	Quarterly	9/30/2025
Centiva Offshore Fund, Ltd., Series A, Multiple Series			11.7%		20,910,005	29,250,003	1/3/2017	(3)	Semi-Annual	12/31/2025
Davidson Kempner Partners			11.1%		11,447,381	27,646,164	1/3/2017	(3)	Quarterly	9/30/2025
D.E. Shaw Composite International Fund			11.6%		21,000,000	28,918,295	6/1/2020	(3)	Quarterly	9/30/2025	(10)
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series			4.7%		7,532,817	11,634,998	11/1/2017	(3)	Quarterly	9/30/2025	(6)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series			10.6%		17,647,503	26,327,972	10/1/2018	(3)	Quarterly	9/30/2025	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series			4.5%		8,440,866	11,273,547	1/31/2021	(3)	Quarterly	10/31/2025	(6)
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1			59.0%		$ 97,915,808	$ 147,032,412
Total Multi-Strategy

Opportunistic:
Cassiopeia Fund Ltd., Class B			0.2%		$ 390,136	$ 463,544	10/1/2023		N/A	(5)
Total Opportunistic			0.2%		$ 390,136	$ 463,544

Total Investments In Portfolio Funds			89.1%		$ 156,799,889	$ 227,198,906

			% of
Money Market Funds	Shares		Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 4.26%(11)	15,573,102		6.2%		$ 15,573,102	$ 15,573,102

Total Investments			97.3%		$ 172,372,991	$ 242,772,008

Other Assets in Excess of Liabilities			2.7%			$ 6,484,688

Net Assets			100.0%			$ 249,256,696

(1) There were no unfunded capital commitments as of July 31, 2025.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of July 31, 2025.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.